Net revenues (Tables)	12 Months Ended
Mar. 31, 2019
Summary of Net Revenues from External Customers by Business and by Product Category

The table below shows Toyota’s net revenues from external customers by business and by product category.

Yen in millions
For the year ended March 31, 2019
Sales of products
Automotive
Vehicles	23,066,190
Parts and components for overseas production	625,483
Parts and components for after service	2,093,437
Other	1,249,382

Total automotive	27,034,492
All other	1,070,846

Total sales of products	28,105,338
Financial services	2,120,343

Total net revenues	30,225,681

Summary of Contract Liabilities	Contract liabilities consist of the following:

	Yen in millions
	April 1, 2018	March 31, 2019
Contract liabilities	519,422	675,018